T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2005 Fund—R Class
T. Rowe Price Retirement 2010 Fund—R Class
T. Rowe Price Retirement 2015 Fund—R Class
T. Rowe Price Retirement 2020 Fund—R Class
T. Rowe Price Retirement 2025 Fund—R Class
T. Rowe Price Retirement 2030 Fund—R Class
T. Rowe Price Retirement 2035 Fund—R Class
T. Rowe Price Retirement 2040 Fund—R Class
T. Rowe Price Retirement 2045 Fund—R Class
T. Rowe Price Retirement 2050 Fund—R Class
T. Rowe Price Retirement 2055 Fund—R Class
T. Rowe Price Retirement Income Fund—R Class

Supplement to prospectus dated October 1, 2009

The following information updates the prospectus for the T. Rowe Price Retirement Funds. All of the changes are effective immediately unless otherwise noted.

The T. Rowe Price Short-Term Income Fund, which currently serves as an underlying fund of the T. Rowe Price Retirement Funds, will focus more of its investments on securities that are indexed to inflation and has been renamed the T. Rowe Price Inflation Focused Bond Fund. Allocations to the Inflation Focused Bond Fund will replace those previously allocated to the Short-Term Income Fund as part of the Retirement Funds` overall fixed income allocation.

The T. Rowe Price Real Assets Fund has been added to the list of underlying funds in which each Retirement Fund can invest. The Real Assets Fund focuses its investments on stocks of companies that are involved in activities related to, or have substantial ownership of, assets that have physical properties, such as energy, real estate and natural resources which, over time, should provide some protection against the impact of inflation. Allocations to the Real Assets Fund are expected to begin by the end of July 2010, and are ultimately expected to comprise approximately 5% of each Retirement Fund`s overall equity allocation.

The T. Rowe Price Summit Cash Reserves Fund has also been added to the list of underlying funds in which each Retirement Fund can invest. The Summit Cash Reserves Fund is a money market fund managed to maintain a stable share price of $1.00. The Summit Cash Reserves Fund will be used primarily as a reserve position by the Retirement Funds as necessary to help manage cash flows into and out of the funds.

The date of this supplement is July 7, 2010.

E416-041 07/07/10

On pages 2-3, 9-10, 16-17, 23-24, 30-31, 37-38, 44-45, 51-52, 58-59, 65-66 and 72-73, the "glide path" illustration and the two paragraphs that appear immediately after the glide path are hereby deleted and replaced with the following:

At the target date, the fund`s allocation to stocks is anticipated to be approximately 55% of its assets. The fund`s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not consider tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of August 1, 2010. The target allocations and actual allocations may differ. The fund`s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

On page 3, the table showing the underlying fund allocations for Retirement 2005 Fund is revised as follows:

2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Equity	46.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	28.05% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.19 2.19
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.33 1.34 1.33
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.58 2.58 2.58
		International Emerging Market Stocks	Emerging Markets Stock	1.37
		Inflation Focused Stocks	Real Assets	0.46
Fixed Income	54.00	Domestic Investment-Grade Bonds	New Income	27.30
		Domestic High Yield Bonds	High Yield	3.90
		International Bonds	Emerging Markets Bond International Bond	3.90 3.90
		Inflation Focused Bonds	Inflation Focused Bond	15.00

On page 10, the table showing the underlying fund allocations for Retirement 2010 Fund is revised as follows:

2010 Fund (continued)
Asset Class		Sector	Fund	Neutral Allocation
Equity	55.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	26.66% 3.44 3.44
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.62 2.62
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.59 1.60 1.59
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.08 3.08 3.09
		International Emerging Market Stocks	Emerging Markets Stock	1.64
		Inflation Focused Stocks	Real Assets	0.55
Fixed Income	45.00	Domestic Investment-Grade Bonds	New Income	24.50
		Domestic High Yield Bonds	High Yield	3.50
		International Bonds	Emerging Markets Bond International Bond	3.50 3.50
		Inflation Focused Bonds	Inflation Focused Bond	10.00

On page 17, the table showing the underlying fund allocations for Retirement 2015 Fund is revised as follows:

2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Equity	64.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	22.14% 8.44 8.44
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.04 3.04
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.86 1.86 1.86
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.60 3.60 3.58
		International Emerging Market Stocks	Emerging Markets Stock	1.90
		Inflation Focused Stocks	Real Assets	0.64
Fixed Income	36.00	Domestic Investment-Grade Bonds	New Income	21.00
		Domestic High Yield Bonds	High Yield	3.00
		International Bonds	Emerging Markets Bond International Bond	3.00 3.00
		Inflation Focused Bonds	Inflation Focused Bond	6.00

On page 24, the table showing the underlying fund allocations for Retirement 2020 Fund is revised as follows:

2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Equity	72.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	17.76% 13.08 13.08
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.42 3.42
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.09 2.08 2.09
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.04 4.04 4.04
		International Emerging Market Stocks	Emerging Markets Stock	2.14
		Inflation Focused Stocks	Real Assets	0.72
Fixed Income	28.00	Domestic Investment-Grade Bonds	New Income	17.50
		Domestic High Yield Bonds	High Yield	2.50
		International Bonds	Emerging Markets Bond International Bond	2.50 2.50
		Inflation Focused Bonds	Inflation Focused Bond	3.00

On page 31, the table showing the underlying fund allocations for Retirement 2025 Fund is revised as follows:

2025 Fund (continued)
Asset Class		Sector	Fund	Neutral Allocation
Equity	79.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	14.53% 16.83 16.83
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.75 3.75
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.29 2.30 2.29
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.43 4.43 4.44
		International Emerging Market Stocks	Emerging Markets Stock	2.34
		Inflation Focused Stocks	Real Assets	0.79
Fixed Income	21.00	Domestic Investment-Grade Bonds	New Income	14.00
		Domestic High Yield Bonds	High Yield	2.00
		International Bonds	Emerging Markets Bond International Bond	2.00 2.00
		Inflation Focused Bonds	Inflation Focused Bond	1.00

On page 38, the table showing the underlying fund allocations for Retirement 2030 Fund is revised as follows:

2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Equity	85.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	11.19% 20.32 20.32
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	4.04 4.04
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.47 2.47 2.47
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.77 4.77 4.77
		International Emerging Market Stocks	Emerging Markets Stock	2.52
		Inflation Focused Stocks	Real Assets	0.85
Fixed Income	15.00	Domestic Investment-Grade Bonds	New Income	10.50
		Domestic High Yield Bonds	High Yield	1.50
		International Bonds	Emerging Markets Bond International Bond	1.50 1.50
		Inflation Focused Bonds	Inflation Focused Bond	0.00

On page 45, the table showing the underlying fund allocations for Retirement 2035 Fund is revised as follows:

2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Equity	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.84% 23.03 23.03
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	4.27 4.27
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.62 2.61 2.62
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.05 5.05 5.04
		International Emerging Market Stocks	Emerging Markets Stock	2.67
		Inflation Focused Stocks	Real Assets	0.90
Fixed Income	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

On page 52, the table showing the underlying fund allocations for Retirement 2040 Fund is revised as follows:

2040 Fund (continued)
Asset Class		Sector	Fund	Neutral Allocation
Equity	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.84% 23.03 23.03
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	4.27 4.27
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.62 2.61 2.62
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.05 5.05 5.04
		International Emerging Market Stocks	Emerging Markets Stock	2.67
		Inflation Focused Stocks	Real Assets	0.90
Fixed Income	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

On page 59, the table showing the underlying fund allocations for Retirement 2045 Fund is revised as follows:

2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Equity	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.84% 23.03 23.03
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	4.27 4.27
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.62 2.61 2.62
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.05 5.05 5.04
		International Emerging Market Stocks	Emerging Markets Stock	2.67
		Inflation Focused Stocks	Real Assets	0.90
Fixed Income	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

On page 66, the table showing the underlying fund allocations for Retirement 2050 Fund is revised as follows:

2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Equity	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.84% 23.03 23.03
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	4.27 4.27
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.62 2.61 2.62
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.05 5.05 5.04
		International Emerging Market Stocks	Emerging Markets Stock	2.67
		Inflation Focused Stocks	Real Assets	0.90
Fixed Income	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

On page 73, the table showing the underlying fund allocations for Retirement 2055 Fund is revised as follows:

2055 Fund (continued)
Asset Class		Sector	Fund	Neutral Allocation
Equity	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.84% 23.03 23.03
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	4.27 4.27
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.62 2.61 2.62
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.05 5.05 5.04
		International Emerging Market Stocks	Emerging Markets Stock	2.67
		Inflation Focused Stocks	Real Assets	0.90
Fixed Income	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

On pages 79, the Principal Investment Strategies section for the Retirement Income Fund is revised as follows:

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund`s "neutral allocations," which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor`s overall retirement strategy, but is not intended as a complete solution to an investor`s retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the fund`s neutral allocations. The target allocations and actual allocations may differ. The fund`s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Equity	40.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	24.40% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.90 1.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.16 1.16 1.16
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.25 2.24 2.24
		International Emerging Market Stocks	Emerging Markets Stock	1.19
		Inflation Focused Stocks	Real Assets	0.40
Fixed Income	60.00	Domestic Investment-Grade Bonds	New Income	21.00
		Domestic High Yield Bonds	High Yield	3.00
		International Bonds	Emerging Markets Bond International Bond	3.00 3.00
		Inflation Focused Bonds	Inflation Focused Bond	30.00

The first paragraph under Tactical Asset Allocation on pages 99-100 is revised as follows:

As discussed under "Principal Investment Strategies" in the summary section for each Retirement Fund (other than the Income Fund), the allocation to asset classes and underlying funds change over time according to a predetermined "glide path." The allocations shown in the glide path, and the general asset mix for the Income Fund, are referred to as "neutral" allocations because they do not reflect tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. Target allocations are set periodically for each Retirement Fund, and any variance from the neutral allocation can be strategically applied to any sector or combination of underlying funds` target allocations within a broad asset class or to any single fund in which the Retirement Funds can invest. The target allocation assigned to a broad asset class (Equity and Fixed Income) is not expected to vary from the prescribed neutral allocations for a fund by more than plus (+) or minus (-) five percentage (5%) points. When deciding upon allocations within these prescribed limits, the manager may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profits. The opposite may be true when strong economic growth is expected. And when adjusting exposure among the individual underlying funds, the manager will consider relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small-, mid- and large-cap stocks, as well as the outlook for inflation. The funds also consider the capacity of an underlying fund to absorb additional cash flow, and may make investments in the T. Rowe Price Summit Cash Reserves Fund to help manage cash flows and invest new purchases in accordance with the fund`s target allocations.

On page 102, the reference to Short-Term Income and its objective/program are deleted from the Description of Underlying Funds table. The following is added to the table under the descriptions of Fixed Income Funds:

Description of Underlying Funds (continued)
Fixed Income Funds	Objective/Program

Inflation Focused Bond	High level of income consistent with minimal fluctuation in principal value and liquidity. Average effective maturity will range between one and seven years.
Summit Cash Reserves	Preservation of capital and liquidity and, consistent with these, the highest possible current income. Invests in high-quality, U.S. dollar-denominated money market securities. Managed to provide a stable share price of $1.00.

On page 103, the following is added to the Description of Underlying Funds table under Equity Funds:

Description of Underlying Funds (continued)
Equity Funds	Objective/Program

Real Assets	Long-term capital growth through investments in companies that own, or are involved with, real assets.

On page 103, the paragraph under Reserve Position is revised as follows:

Each fund may maintain a portion of fund assets in reserves, which can consist of short-term, high-quality U.S. dollar-denominated money market securities or shares of the T. Rowe Price Summit Cash Reserves Fund. For temporary, defensive purposes, a fund may invest without limitation in cash reserves. If a fund has significant holdings in reserves, it could compromise the fund`s ability to achieve its objectives. The reserve position provides flexibility in meeting redemptions and in the timing of new investments, and can serve as a short-term defense during periods of unusual market volatility.